Note 14 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2024 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 5
Accounts receivable	131
Prepaid expenses	19
Investments	0
Trade and other payables	(47)
Lease obligations	0
Net (liabilities) assets exposure	108
Country of domicile [member]
Statement Line Items [Line Items]
Cash	4,914
Accounts receivable	452
Prepaid expenses	499
Investments	8
Trade and other payables	(2,968)
Lease obligations	(2,242)
Net (liabilities) assets exposure	$ 663